Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital

On December 31, 2025 and 2024, the Company’s issued and share capital was R$14,309 (R$14,309 on December 31, 2024) represented by 956,601,911 common shares (956,601,911 on December 31, 2024) and 1,905,179,984 preferred shares (1,905,179,984 on December 31, 2024), both of them with nominal value of R$5.00, as demonstrated below:

Shareholders	Number of shares on December 31, 2025
	Common	%	Preferred	%	Total	%
State of Minas Gerais	487,540,664	50.97	22,210	0	487,562,874	17
PZENA	-	-	95,239,166	5	95,239,166	3
FIA Dinâmica Energia S/A	313,988,379	32.82	163,860,580	9	477,848,959	17
BNDES Participações	106,610,119	11.14	-	-	106,610,119	4
BlackRock	-	-	190,624,959	10	190,624,959	7
Others
In Brazil	38,081,468	3.98	277,480,999	15	315,562,467	11
Foreign shareholders	10,381,281	1.09	1,177,952,070	62	1,188,333,351	42
Total	956,601,911	100	1,905,179,984	100	2,861,781,895	100

Shareholders	Number of shares on December 31, 2024
	Common	%	Preferred	%	Total	%
State of Minas Gerais	487,540,664	50.97	22,210	-	487,562,874	17.04
PZENA	310,667,579	32.48	147,792,680	7.76	458,460,259	16.02
FIA Dinâmica Energia S/A	106,610,119	11.14	-	-	106,610,119	3.73
BNDES Participações	-	-	95,239,166	5.00	95,239,166	3.33
BlackRock	-	-	282,815,226	14.84	282,815,226	9.88
Others
In Brazil	39,409,416	4.12	106,878,372	5.61	146,287,788	5.11
Foreign shareholders	12,374,133	1.29	1,272,432,330	66.79	1,284,806,463	44.90
Total	956,601,911	100.00	1,905,179,984	100.00	2,861,781,895	100.00

Schedule of Reserves
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investment-related donations and subsidies (1)	-	-	1,857
Goodwill on issuance of shares	394	394	394
Shares in treasury	(1)	(1)	(1)
	393	393	2,250

(1)	This reserve was used for a capital increase through a stock bonus, as described in this explanatory note

Schedule of Income Reserves
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Legal reserve	2,266	2,024	1,674
Profit retention reserve	11,544	10,389	8,899
Unrealized profit reserve	-	835	835
Incentive tax reserve	406	327	213
Reserve for mandatory dividends not distributed	-	-	1,420
	14,216	13,575	13,041

Schedule of Other Comprehensive Income
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adjustments to actuarial liabilities – Employee benefits	(737)	(1,306)	(2,072)
Deemed cost of PP&E	392	405	421
Others	3	1	3
Valuation adjustments	(342)	(900)	(1,648)